Summary Information for Stock Options (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at January 1, 2017 | shares	406,891
Number of Options, Exercised | shares	(104,093)
Number of Options, Terminated | shares	(840)
Number of Options, Outstanding at December 31, 2017 | shares	301,958
Number of Options, Exercisable at December 31, 2017 | shares	261,380
Weighted-Average Exercise Price, Outstanding at January 1, 2017 | $ / shares	$ 93.27
Weighted-Average Exercise Price, Exercised | $ / shares	98.68
Weighted-Average Exercise Price, Terminated | $ / shares	80.52
Weighted-Average Exercise Price, Outstanding at December 31, 2017 | $ / shares	91.44
Weighted-Average Exercise Price, Exercisable at December 31, 2017 | $ / shares	$ 83.37
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2017	3 years 7 months 6 days
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2017	3 years 1 month 6 days